Market Volatility Assumption Varies by Fund Type and Grades from a Current Volatility to Long-Term Assumption (Detail) (Guaranteed Minimum Accumulation And Withdrawal Benefit)	Dec. 31, 2013	Dec. 31, 2012
Large Cap
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Current volatility	15.80%	18.50%
Long-term forward volatility	18.20%	19.80%
Bonds
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Current volatility	3.40%	3.40%
Long-term forward volatility	4.00%	4.10%
International
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Current volatility	17.00%	21.50%
Long-term forward volatility	24.50%	25.20%
Small Cap
Long-Duration Contracts, Assumptions by Product and Guarantee [Line Items]
Current volatility	19.80%	23.10%
Long-term forward volatility	21.10%	21.40%